Cover	Jul. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2024
Entity File Number	001-35741
Entity Registrant Name	CHEMUNG FINANCIAL CORPORATION
Entity Central Index Key	0000763563
Entity Tax Identification Number	16-1237038
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	One Chemung Canal Plaza
Entity Address, City or Town	Elmira
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14901
City Area Code	607
Local Phone Number	737-3711
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CHMG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false